FAIR VALUE MEASUREMENTS - Change in Level 3 Financial Instruments (Details) - Private Placement Warrants $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Additions	$ 38,304
Ending balance	43,877
Loss / (Gain) on fair value adjustments included in earnings	$ 5,573